Notes Payable - Schedule of Future Expected Maturities of Notes Payable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Future Expected Maturities of Notes Payable [Abstract]
2026	$ 36,000,147
2027	5,364,139	$ 36,704,913
2028	5,746,548	5,364,139
2029	6,194,706	5,746,548
2030	6,661,568	6,194,706
Thereafter	63,343,085
Total	123,310,193	124,014,960
Less: Current maturities	(121,254,888)	(121,915,613)
Less: Closing costs	(2,055,305)	(2,099,347)
Total notes payable, net of current maturities, net of closing costs